UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                                 INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22263

                               FAITHSHARES TRUST
               (Exact name of registrant as specified in charter)

                                    --------

                           Thompson S. Phillips, Jr.
                               J. Garrett Stevens
                           3555 Northwest 58th Street
                                   Suite 410
                            Oklahoma City, OK 73112
              (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 405-778-8377

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                    DATE OF REPORTING PERIOD: APRIL 30, 2010

Item 1. Schedule of Investments

                                  FAITH SHARES

                 Schedule of Investments o Baptist Values Fund
================================================================================

April 30, 2010 (Unaudited)
--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
Consumer Discretionary -- 11.7%
  Gap                                        1,366               $     33,781
  Johnson Controls                           1,046                     35,135
  Kohl's*                                      492                     27,055
  McDonald's                                   370                     26,118
  NIKE, Cl B                                   378                     28,694
  Nordstrom                                  1,126                     46,538
  Staples                                    1,060                     24,942
  Starbucks                                  1,516                     39,386
  Target                                       544                     30,937
  TJX                                          698                     32,345
                                                                 ------------
                                                                      324,931
                                                                 ------------
Consumer Staples -- 11.5%
  Avon Products                                832                     26,899
  Campbell Soup                                754                     27,038
  Clorox                                       384                     24,845
  Colgate-Palmolive                            304                     25,566
  Dr Pepper Snapple Group                      964                     31,552
  General Mills                                394                     28,045
  HJ Heinz                                     588                     27,560
  Kellogg                                      478                     26,261
  Kroger                                     1,002                     22,274
  Procter & Gamble                             424                     26,356
  Safeway                                    1,028                     24,261
  Sysco                                        906                     28,575
                                                                 ------------
                                                                      319,232
                                                                 ------------
Energy -- 12.7%
  Apache                                       286                     29,103
  Chesapeake Energy                          1,028                     24,466
  Devon Energy                                 360                     24,239
  El Paso                                    2,354                     28,484
  EOG Resources                                308                     34,533
  Hess                                         404                     25,674
  Marathon Oil                                 702                     22,569
  Range Resources                              482                     23,020
  Smith International                          810                     38,686
  Southwestern Energy*                         524                     20,792
  Spectra Energy                             1,290                     30,109
  Ultra Petroleum*                             492                     23,503
  XTO Energy                                   544                     25,851
                                                                 ------------
                                                                      351,029
                                                                 ------------
Financials -- 14.9%
  Aflac                                        694                     35,366
  American Express                             852                     39,294
  Bank of New York Mellon                      726                     22,601
  BlackRock, Cl A                              122                     22,448
  Charles Schwab                             1,200                     23,148
  CME Group, Cl A                               64                     21,018
  KeyCorp                                    3,544                     31,967
  M&T Bank                                     460                     40,181
  Moody's                                      826                     20,419
  Northern Trust                               394                     21,662
  NYSE Euronext                                758                     24,734
  State Street                                 446                     19,401
  T Rowe Price Group                           508                     29,215



--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
  US Bancorp                                 1,202               $     32,177
  Wells Fargo                                  890                     29,468
                                                                 ------------
                                                                      413,099
                                                                 ------------
Health Care -- 12.0%
  Allergan                                     464                     29,552
  Baxter International                         418                     19,738
  Becton Dickinson                             312                     23,827
  Genzyme*                                     390                     20,764
  Gilead Sciences*                             456                     18,089
  Henry Schein*                                472                     28,542
  Hospira*                                     590                     31,736
  Illumina*                                    580                     24,284
  Johnson & Johnson                            384                     24,691
  Medtronic                                    634                     27,700
  Merck                                        832                     29,154
  Quest Diagnostics                            400                     22,864
  Waters*                                      438                     31,532
                                                                 ------------
                                                                      332,473
                                                                 ------------
Industrials -- 13.8%
  Cooper Industries                            696                     34,174
  Cummins                                      668                     48,250
  Deere                                        538                     32,183
  Emerson Electric                             658                     34,367
  First Solar*                                 122                     17,513
  Ingersoll-Rand                               996                     36,832
  Pitney Bowes                               1,016                     25,806
  Quanta Services*                             940                     18,922
  Rockwell Collins                             492                     31,980
  Roper Industries                             466                     28,435
  Southwest Airlines                         3,254                     42,888
  United Parcel Service, Cl B                  446                     30,837
                                                                 ------------
                                                                      382,187
                                                                 ------------
Information Technology -- 14.3%
  Adobe Systems*                               734                     24,655
  Applied Materials                          1,964                     27,064
  Cisco Systems*                             1,140                     30,689
  Dell*                                      1,618                     26,179
  EMC*                                       1,646                     31,291
  Hewlett-Packard                              562                     29,207
  Intel                                      1,346                     30,729
  International Business Machines              202                     26,058
  Microsoft                                    896                     27,364
  Motorola*                                  3,532                     24,971
  NetApp*                                    1,106                     38,345
  QUALCOMM                                     466                     18,053
  Texas Instruments                            994                     25,854
  Xerox                                      3,198                     34,858
                                                                 ------------
                                                                      395,317
                                                                 ------------
Materials -- 3.0%
  Air Products & Chemicals                     332                     25,491
  Ecolab                                       570                     27,839
  Vulcan Materials                             494                     28,296
                                                                 ------------
                                                                       81,626
                                                                 ------------
Telecommunication Services -- 2.1%
  MetroPCS Communications*                   1,532                     11,689

                                  FAITH SHARES

                 Schedule of Investments o Baptist Values Fund
================================================================================


--------------------------------------------------------------------------------
                                         Shares/Face
Description                                Amount                Market Value
--------------------------------------------------------------------------------
  Sprint Nextel*                             4,328               $     18,394
  Windstream                                 2,612                     28,863
                                                                 ------------
                                                                       58,946
                                                                 ------------
Utilities -- 2.9%
  PG&E                                         570                     24,966
  Wisconsin Energy                             534                     28,040
  Xcel Energy                                1,190                     25,883
                                                                 ------------
                                                                       78,889
                                                                 ------------
Total Common Stock (Cost $2,503,917)                                2,737,729
                                                                 ------------
TIME DEPOSIT -- 1.1%
  Brown Brothers Harriman
       0.030%                             $ 29,507                     29,507
                                                                 ------------
Total Time Deposit
    (Cost $29,507)                                                     29,507
                                                                 ------------
Total Investments -- 100.0%
  (Cost $2,533,424) +                                            $  2,767,236
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,766,809.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $2,533,424 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $264,699 AND $(30,887), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 WITH THE EXCEPTION OF THE TIME DEPOSIT WHICH IS A LEVEL 2.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES

                 Schedule of Investments o Catholic Values Fund
================================================================================


April 30, 2010 (Unaudited)
--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
Consumer Discretionary -- 10.6%
  AutoZone*                                    134               $     24,791
  Gap                                        1,342                     33,188
  Johnson Controls                           1,028                     34,531
  Kohl's*                                      484                     26,615
  McDonald's                                   362                     25,554
  NIKE, Cl B                                   374                     28,390
  Staples                                    1,042                     24,518
  Starbucks                                  1,490                     38,710
  Target                                       534                     30,369
  TJX                                          686                     31,789
                                                                 ------------
                                                                      298,455
                                                                 ------------
Consumer Staples -- 11.0%
  Clorox                                       376                     24,327
  Colgate-Palmolive                            300                     25,230
  Dr Pepper Snapple Group                      948                     31,028
  General Mills                                386                     27,475
  HJ Heinz                                     578                     27,091
  Kimberly-Clark                               418                     25,607
  Kroger                                       986                     21,919
  Molson Coors Brewing, Cl B                   504                     22,358
  PepsiCo                                      392                     25,566
  Procter & Gamble                             418                     25,983
  Safeway                                    1,010                     23,836
  Sysco                                        894                     28,196
                                                                 ------------
                                                                      308,616
                                                                 ------------
Energy -- 12.2%
  Apache                                       280                     28,493
  Chesapeake Energy                          1,010                     24,038
  Devon Energy                                 354                     23,835
  El Paso                                    2,316                     28,023
  EOG Resources                                302                     33,860
  Hess                                         398                     25,293
  Marathon Oil                                 690                     22,183
  Range Resources                              474                     22,638
  Smith International                          798                     38,113
  Southwestern Energy*                         516                     20,475
  Spectra Energy                             1,268                     29,595
  Ultra Petroleum*                             484                     23,121
  XTO Energy                                   534                     25,376
                                                                 ------------
                                                                      345,043
                                                                 ------------
Financials -- 15.7%
  Aflac                                        682                     34,755
  American Express                             862                     39,756
  Bank of New York Mellon                      712                     22,165
  BB&T                                         878                     29,185
  BlackRock, Cl A                              120                     22,080
  Capital One Financial                        952                     41,326
  Charles Schwab                             1,180                     22,762
  CME Group, Cl A                               64                     21,018
  Franklin Resources                           288                     33,304
  KeyCorp                                    3,484                     31,426
  M&T Bank                                     452                     39,482
  Northern Trust                               388                     21,332
  NYSE Euronext                                744                     24,277



--------------------------------------------------------------------------------
  Description                              Shares                Market Value
--------------------------------------------------------------------------------
  T Rowe Price Group                           500               $     28,755
  US Bancorp                                 1,182                     31,642
                                                                 ------------
                                                                      443,265
                                                                 ------------
Health Care -- 11.9%
  Allergan                                     456                     29,043
  Biogen Idec*                                 408                     21,726
  DaVita*                                      440                     27,469
  Genzyme*                                     384                     20,444
  Gilead Sciences*                             448                     17,772
  Henry Schein*                                464                     28,058
  Hospira*                                     580                     31,198
  Illumina*                                    570                     23,866
  Medtronic                                    624                     27,263
  Quest Diagnostics                            392                     22,407
  Varian Medical Systems*                      566                     31,911
  Waters*                                      432                     31,100
  WellPoint*                                   414                     22,273
                                                                 ------------
                                                                      334,530
                                                                 ------------
Industrials -- 11.1%
  3M                                           356                     31,567
  Cooper Industries                            684                     33,584
  Cummins                                      658                     47,527
  Deere                                        528                     31,585
  Emerson Electric                             646                     33,741
  First Solar*                                 120                     17,226
  Pitney Bowes                                 998                     25,349
  Quanta Services*                             924                     18,600
  Rockwell Collins                             484                     31,460
  Southwest Airlines                         3,196                     42,123
                                                                 ------------
                                                                      312,762
                                                                 ------------
Information Technology -- 16.1%
  Agilent Technologies*                      1,124                     40,756
  Applied Materials                          1,930                     26,595
  Cisco Systems*                             1,120                     30,150
  Dell*                                      1,592                     25,759
  EMC*                                       1,618                     30,758
  Google, Cl A*                                 50                     26,272
  Hewlett-Packard                              552                     28,687
  Intel                                      1,324                     30,227
  International Business Machines              200                     25,800
  Microsoft                                    880                     26,876
  Motorola*                                  3,472                     24,547
  Oracle                                     1,024                     26,460
  QUALCOMM                                     458                     17,743
  Texas Instruments                            978                     25,438
  Tyco Electronics                           1,054                     33,855
  Xerox                                      3,142                     34,248
                                                                 ------------
                                                                      454,171
                                                                 ------------
Materials -- 3.1%
  Air Products & Chemicals                     326                     25,030
  Alcoa                                      1,926                     25,885
  Weyerhaeuser                                 734                     36,348
                                                                 ------------
                                                                       87,263
                                                                 ------------

                                  FAITH SHARES

                 Schedule of Investments o Catholic Values Fund
================================================================================

--------------------------------------------------------------------------------
                                         Shares/Face
Description                                Amount                Market Value
--------------------------------------------------------------------------------
Telecommunication Services -- 2.4%
  Sprint Nextel*                             4,248               $     18,054
  Verizon Communications                       714                     20,628
  Windstream                                 2,582                     28,531
                                                                 ------------
                                                                       67,213
                                                                 ------------
Utilities -- 2.6%
  PG&E                                         560                     24,528
  Public Service Enterprise Group              662                     21,270
  Wisconsin Energy                             526                     27,620
                                                                 ------------
                                                                       73,418
                                                                 ------------
Total Common Stock
    (Cost $2,564,065)                                               2,724,736
                                                                 ------------
TIME DEPOSIT -- 3.3%
  Brown Brothers Harriman
       0.030%                             $ 92,382                     92,382
                                                                 ------------
Total Time Deposit
    (Cost $92,382)                                                     92,382
                                                                 ------------
Total Investments -- 100.0%
  (Cost $2,656,447) +                                            $  2,817,118
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,817,090.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $2,656,447 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $195,315 AND $(34,644), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 WITH THE EXCEPTION OF THE TIME DEPOSIT WHICH IS A LEVEL 2.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES

                Schedule of Investments o Christian Values Fund
================================================================================


April 30, 2010 (Unaudited)
--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 97.1%
Consumer Discretionary -- 11.3%
  AutoZone*                                    136               $     25,161
  Gap                                        1,354                     33,485
  Johnson Controls                           1,038                     34,866
  Kohl's*                                      488                     26,835
  McDonald's                                   366                     25,836
  NIKE, Cl B                                   378                     28,694
  Nordstrom                                  1,116                     46,124
  Staples                                    1,052                     24,754
  Starbucks                                  1,504                     39,074
  TJX                                          692                     32,067
                                                                 ------------
                                                                      316,896
                                                                 ------------
Consumer Staples -- 11.3%
  Avon Products                                826                     26,704
  Campbell Soup                                748                     26,823
  Clorox                                       380                     24,586
  Colgate-Palmolive                            302                     25,398
  Dr Pepper Snapple Group                      956                     31,290
  General Mills                                390                     27,760
  HJ Heinz                                     582                     27,278
  Kellogg                                      474                     26,042
  Kroger                                       994                     22,097
  Procter & Gamble                             422                     26,232
  Safeway                                    1,020                     24,072
  Sysco                                        902                     28,449
                                                                 ------------
                                                                      316,731
                                                                 ------------
Energy -- 12.4%
  Apache                                       284                     28,900
  Chesapeake Energy                          1,020                     24,276
  Devon Energy                                 358                     24,104
  El Paso                                    2,336                     28,266
  EOG Resources                                306                     34,309
  Hess                                         400                     25,420
  Marathon Oil                                 696                     22,376
  Range Resources                              480                     22,925
  Smith International                          804                     38,399
  Southwestern Energy*                         520                     20,634
  Spectra Energy                             1,280                     29,875
  Ultra Petroleum*                             490                     23,407
  XTO Energy                                   540                     25,661
                                                                 ------------
                                                                      348,552
                                                                 ------------
Financials -- 14.6%
  Aflac                                        688                     35,060
  American Express                             870                     40,124
  Bank of New York Mellon                      720                     22,414
  BlackRock, Cl A                              122                     22,448
  Charles Schwab                             1,192                     22,994
  CME Group, Cl A                               64                     21,018
  KeyCorp                                    3,516                     31,714
  M&T Bank                                     456                     39,832
  Moody's                                      818                     20,221
  Northern Trust                               392                     21,552
  NYSE Euronext                                752                     24,538
  State Street                                 444                     19,314
  T Rowe Price Group                           504                     28,985



--------------------------------------------------------------------------------
  Description                              Shares                Market Value
--------------------------------------------------------------------------------
  US Bancorp                                 1,192               $     31,910
  Wells Fargo                                  882                     29,203
                                                                 ------------
                                                                      411,327
                                                                 ------------
Health Care -- 12.0%
  Aetna                                        824                     24,349
  Allergan                                     460                     29,297
  Biogen Idec*                                 412                     21,939
  DaVita*                                      444                     27,719
  Genzyme*                                     386                     20,551
  Gilead Sciences*                             454                     18,010
  Henry Schein*                                468                     28,300
  Hospira*                                     586                     31,521
  Medtronic                                    630                     27,525
  Quest Diagnostics                            396                     22,635
  Varian Medical Systems*                      572                     32,249
  Waters*                                      436                     31,388
  WellPoint*                                   418                     22,489
                                                                 ------------
                                                                      337,972
                                                                 ------------
Industrials -- 12.1%
  Cummins                                      664                     47,961
  Eaton                                        470                     36,265
  Emerson Electric                             652                     34,054
  First Solar*                                 122                     17,513
  Goodrich                                     414                     30,710
  Pitney Bowes                               1,008                     25,603
  Quanta Services*                             932                     18,761
  Raytheon                                     462                     26,935
  Rockwell Collins                             488                     31,720
  Southwest Airlines                         3,226                     42,519
  United Technologies                          394                     29,530
                                                                 ------------
                                                                      341,571
                                                                 ------------
Information Technology -- 15.6%
  Applied Materials                          1,948                     26,843
  Cisco Systems*                             1,130                     30,420
  Dell*                                      1,606                     25,985
  EMC*                                       1,634                     31,063
  Harris                                       744                     38,301
  Hewlett-Packard                              558                     28,999
  Intel                                      1,336                     30,501
  International Business Machines              202                     26,058
  Microsoft                                    888                     27,119
  Motorola*                                  3,504                     24,773
  NetApp*                                    1,096                     37,998
  QUALCOMM                                     462                     17,898
  Texas Instruments                            986                     25,646
  Tyco Electronics                           1,064                     34,176
  Xerox                                      3,172                     34,575
                                                                 ------------
                                                                      440,355
                                                                 ------------
Materials -- 2.9%
  Alcoa                                      1,944                     26,127
  Ball                                         510                     27,137
  Ecolab                                       564                     27,546
                                                                 ------------
                                                                       80,810
                                                                 ------------
Telecommunication Services -- 2.1%
  MetroPCS Communications*                   1,520                     11,598

                                  FAITH SHARES

                Schedule of Investments o Christian Values Fund
================================================================================

--------------------------------------------------------------------------------
                                         Shares/Face
Description                                Amount                Market Value
--------------------------------------------------------------------------------
  Sprint Nextel*                             4,288               $     18,224
  Windstream                                 2,606                     28,796
                                                                 ------------
                                                                       58,618
                                                                 ------------
Utilities -- 2.8%
  PG&E                                         566                     24,791
  Wisconsin Energy                             530                     27,830
  Xcel Energy                                1,180                     25,665
                                                                 ------------
                                                                       78,286
                                                                 ------------
Total Common Stock
    (Cost $2,421,780)                                               2,731,118
                                                                 ------------
TIME DEPOSIT -- 2.9%
  Brown Brothers Harriman
       0.030%                             $ 82,328                     82,328
                                                                 ------------
Total Time Deposit
    (Cost $82,328)                                                     82,328
                                                                 ------------
Total Investments -- 100.0%
  (Cost $2,504,108) +                                            $  2,813,446
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,812,766.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $2,504,108 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $330,152 AND $(20,814), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 WITH THE EXCEPTION OF THE TIME DEPOSIT WHICH IS A LEVEL 2.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES

                 Schedule of Investments o Lutheran Values Fund
================================================================================


April 30, 2010 (Unaudited)
--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 98.9%
Consumer Discretionary -- 12.7%
  Gap                                        1,362               $     33,682
  JC Penney                                    806                     23,511
  Johnson Controls                           1,044                     35,068
  Kohl's*                                      490                     26,945
  Lowe's                                     1,144                     31,025
  McDonald's                                   368                     25,977
  Nordstrom                                  1,122                     46,372
  Staples                                    1,056                     24,848
  Starbucks                                  1,512                     39,282
  Target                                       542                     30,824
  TJX                                          696                     32,253
                                                                 ------------
                                                                      349,787
                                                                 ------------
Consumer Staples -- 11.5%
  Avon Products                                830                     26,834
  Clorox                                       382                     24,715
  Colgate-Palmolive                            304                     25,566
  Dr Pepper Snapple Group                      962                     31,486
  General Mills                                392                     27,903
  HJ Heinz                                     586                     27,466
  Kellogg                                      476                     26,151
  Kroger                                       998                     22,186
  Molson Coors Brewing, Cl B                   498                     22,091
  PepsiCo                                      398                     25,958
  Procter & Gamble                             424                     26,356
  Sysco                                        904                     28,512
                                                                 ------------
                                                                      315,224
                                                                 ------------
Energy -- 11.7%
  Apache                                       284                     28,900
  Chesapeake Energy                          1,024                     24,371
  Devon Energy                                 360                     24,239
  El Paso                                    2,348                     28,411
  EOG Resources                                306                     34,309
  Hess                                         402                     25,547
  Marathon Oil                                 700                     22,505
  Range Resources                              482                     23,020
  Smith International                          808                     38,590
  Southwestern Energy*                         524                     20,792
  Ultra Petroleum*                             492                     23,503
  XTO Energy                                   542                     25,756
                                                                 ------------
                                                                      319,943
                                                                 ------------
Financials -- 15.5%
  Aflac                                        692                     35,264
  American Express                             850                     39,202
  Bank of New York Mellon                      724                     22,538
  BlackRock, Cl A                              122                     22,448
  Charles Schwab                             1,198                     23,110
  CME Group, Cl A                               64                     21,018
  KeyCorp                                    3,534                     31,877
  M&T Bank                                     460                     40,181
  Moody's                                      824                     20,370
  Northern Trust                               394                     21,662
  State Street                                 446                     19,401
  SunTrust Banks                             1,322                     39,131
  T Rowe Price Group                           508                     29,215



--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
  US Bancorp                                 1,198               $     32,070
  Wells Fargo                                  888                     29,402
                                                                 ------------
                                                                      426,889
                                                                 ------------
Health Care -- 12.1%
  Allergan                                     462                     29,425
  Baxter International                         418                     19,738
  Becton Dickinson                             312                     23,827
  Genzyme*                                     388                     20,657
  Gilead Sciences*                             456                     18,090
  Henry Schein*                                472                     28,542
  Hospira*                                     588                     31,629
  Illumina*                                    578                     24,201
  Johnson & Johnson                            382                     24,563
  Medtronic                                    632                     27,612
  Merck                                        830                     29,083
  Quest Diagnostics                            398                     22,749
  Waters*                                      438                     31,531
                                                                 ------------
                                                                      331,647
                                                                 ------------
Industrials -- 11.3%
  Cummins                                      668                     48,250
  Deere                                        536                     32,063
  Emerson Electric                             656                     34,263
  FedEx                                        418                     37,624
  First Solar*                                 122                     17,513
  Pitney Bowes                               1,014                     25,755
  Precision Castparts                          268                     34,395
  Quanta Services*                             936                     18,842
  Rockwell Collins                             492                     31,980
  United Parcel Service, Cl B                  446                     30,837
                                                                 ------------
                                                                      311,522
                                                                 ------------
Information Technology -- 15.1%
  Applied Materials                          1,958                     26,981
  Cisco Systems*                             1,136                     30,581
  Dell*                                      1,614                     26,115
  EMC*                                       1,642                     31,214
  Google, Cl A*                                 50                     26,272
  Hewlett-Packard                              560                     29,103
  Intel                                      1,344                     30,684
  International Business Machines              202                     26,058
  Microsoft                                    892                     27,242
  Motorola*                                  3,524                     24,915
  QUALCOMM                                     466                     18,053
  Symantec*                                  1,352                     22,673
  Texas Instruments                            992                     25,802
  Tyco Electronics                           1,070                     34,368
  Xerox                                      3,190                     34,771
                                                                 ------------
                                                                      414,832
                                                                 ------------
Materials -- 3.0%
  Alcoa                                      1,954                     26,262
  Ball                                         512                     27,243
  Ecolab                                       568                     27,741
                                                                 ------------
                                                                       81,246
                                                                 ------------
Telecommunication Services -- 2.5%
  Sprint Nextel*                             4,318                     18,351
  Verizon Communications                       724                     20,917

                                  FAITH SHARES

                 Schedule of Investments o Lutheran Values Fund
================================================================================


--------------------------------------------------------------------------------
                                         Shares/Face
Description                                Amount                Market Value
--------------------------------------------------------------------------------
  Windstream                                 2,604               $     28,774
                                                                 ------------
                                                                       68,042
                                                                 ------------
Utilities -- 3.5%
  Exelon                                       428                     18,656
  PG&E                                         570                     24,966
  Wisconsin Energy                             534                     28,040
  Xcel Energy                                1,186                     25,796
                                                                 ------------
                                                                       97,458
                                                                 ------------
Total Common Stock (Cost $2,501,528)                                2,716,590
                                                                 ------------
TIME DEPOSIT -- 1.1%
  Brown Brothers Harriman
       0.030%                             $ 29,698                     29,698
                                                                 ------------
Total Time Deposit
    (Cost $29,698)                                                     29,698
                                                                 ------------
Total Investments -- 100.0%
  (Cost $2,531,226) +                                            $  2,746,288
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,746,110.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $2,531,226 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $254,485 AND $(39,423), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 WITH THE EXCEPTION OF THE TIME DEPOSIT WHICH IS A LEVEL 2.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

                                  FAITH SHARES

                Schedule of Investments o Methodist Values Fund
================================================================================


April 30, 2010 (Unaudited)
--------------------------------------------------------------------------------
Description                                Shares                Market Value
--------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
Consumer Discretionary -- 11.4%
  Gap                                        1,342               $     33,188
  Johnson Controls                           1,028                     34,531
  Kohl's*                                      484                     26,615
  McDonald's                                   362                     25,554
  NIKE, Cl B                                   374                     28,390
  Nordstrom                                  1,106                     45,711
  Staples                                    1,042                     24,518
  Starbucks                                  1,490                     38,710
  Target                                       534                     30,369
  TJX                                          686                     31,789
                                                                 ------------
                                                                      319,375
                                                                 ------------
Consumer Staples -- 11.2%
  Avon Products                                818                     26,446
  Campbell Soup                                740                     26,536
  Clorox                                       376                     24,327
  Colgate-Palmolive                            300                     25,230
  Dr Pepper Snapple Group                      948                     31,028
  General Mills                                386                     27,476
  HJ Heinz                                     578                     27,091
  Kellogg                                      468                     25,712
  Kroger                                       986                     21,919
  Procter & Gamble                             418                     25,983
  Safeway                                    1,010                     23,836
  Sysco                                        894                     28,196
                                                                 ------------
                                                                      313,780
                                                                 ------------
Energy -- 12.3%
  Apache                                       280                     28,493
  Chesapeake Energy                          1,010                     24,038
  Devon Energy                                 354                     23,835
  El Paso                                    2,314                     27,999
  EOG Resources                                302                     33,860
  Hess                                         396                     25,166
  Marathon Oil                                 690                     22,183
  Range Resources                              474                     22,638
  Smith International                          796                     38,017
  Southwestern Energy*                         516                     20,475
  Spectra Energy                             1,268                     29,595
  Ultra Petroleum*                             484                     23,121
  XTO Energy                                   534                     25,376
                                                                 ------------
                                                                      344,796
                                                                 ------------
Financials -- 14.5%
  Aflac                                        682                     34,755
  American Express                             862                     39,755
  Bank of New York Mellon                      712                     22,165
  BlackRock, Cl A                              120                     22,080
  Charles Schwab                             1,180                     22,762
  CME Group, Cl A                               64                     21,018
  KeyCorp                                    3,484                     31,426
  M&T Bank                                     452                     39,482
  Moody's                                      810                     20,023
  Northern Trust                               388                     21,332
  NYSE Euronext                                744                     24,277
  State Street                                 440                     19,140
  T Rowe Price Group                           500                     28,755



--------------------------------------------------------------------------------
  Description                              Shares                Market Value
--------------------------------------------------------------------------------
  US Bancorp                                 1,180               $     31,589
  Wells Fargo                                  874                     28,938
                                                                 ------------
                                                                      407,497
                                                                 ------------
Health Care -- 11.6%
  Allergan                                     456                     29,042
  Baxter International                         408                     19,266
  Becton Dickinson                             306                     23,369
  Genzyme*                                     384                     20,444
  Gilead Sciences*                             448                     17,772
  Henry Schein*                                464                     28,058
  Hospira*                                     580                     31,198
  Illumina*                                    570                     23,866
  Johnson & Johnson                            376                     24,177
  Medtronic                                    624                     27,263
  Merck                                        818                     28,663
  Quest Diagnostics                            392                     22,407
  Waters*                                      430                     30,956
                                                                 ------------
                                                                      326,481
                                                                 ------------
Industrials -- 11.3%
  Cooper Industries                            684                     33,584
  Cummins                                      656                     47,383
  Eaton                                        464                     35,802
  Emerson Electric                             646                     33,741
  First Solar*                                 120                     17,226
  Pitney Bowes                                 998                     25,349
  Precision Castparts                          264                     33,882
  Quanta Services*                             924                     18,600
  Rockwell Collins                             484                     31,460
  Southwest Airlines                         3,194                     42,097
                                                                 ------------
                                                                      319,124
                                                                 ------------
Information Technology -- 16.5%
  Adobe Systems*                               722                     24,252
  Agilent Technologies*                      1,124                     40,756
  Applied Materials                          1,928                     26,568
  Cisco Systems*                             1,120                     30,150
  Dell*                                      1,590                     25,726
  EMC*                                       1,618                     30,758
  Hewlett-Packard                              552                     28,687
  Intel                                      1,322                     30,181
  International Business Machines              200                     25,800
  Microsoft                                    880                     26,875
  Motorola*                                  3,470                     24,533
  NetApp*                                    1,086                     37,652
  QUALCOMM                                     458                     17,743
  Texas Instruments                            978                     25,438
  Tyco Electronics                           1,054                     33,855
  Xerox                                      3,142                     34,248
                                                                 ------------
                                                                      463,222
                                                                 ------------
Materials -- 2.8%
  Alcoa                                      1,926                     25,886
  Ball                                         504                     26,818
  Ecolab                                       560                     27,350
                                                                 ------------
                                                                       80,054
                                                                 ------------
Telecommunication Services -- 2.6%
  Qwest Communications International         5,312                     27,782

                                  FAITH SHARES

                Schedule of Investments o Methodist Values Fund
================================================================================

--------------------------------------------------------------------------------
                                         Shares/Face
Description                                Amount                Market Value
--------------------------------------------------------------------------------
  Sprint Nextel*                             4,246               $     18,045
  Windstream                                 2,582                     28,531
                                                                 ------------
                                                                       74,358
                                                                 ------------
Utilities -- 2.8%
  PG&E                                         560                     24,528
  Wisconsin Energy                             526                     27,620
  Xcel Energy                                1,168                     25,404
                                                                 ------------
                                                                       77,552
                                                                 ------------
Total Common Stock (Cost $2,572,968)                                2,726,239
                                                                 ------------
TIME DEPOSIT -- 3.0%
  Brown Brothers Harriman
       0.030%                             $ 85,063                     85,063
                                                                 ------------
Total Time Deposit
    (Cost $85,063)                                                     85,063
                                                                 ------------
Total Investments -- 100.0%
  (Cost $2,658,031) +                                            $  2,811,302
                                                                 ============

PERCENTAGES ARE BASED ON NET ASSETS OF $2,810,610.
* NON-INCOME PRODUCING SECURITY.
CL -- CLASS

+ AT APRIL 30, 2010, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
  $2,658,031 AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $190,479 AND $(37,208), RESPECTIVELY.

AS OF APRIL 30, 2010, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 WITH THE EXCEPTION OF THE TIME DEPOSIT WHICH IS A LEVEL 2.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL FINANCIAL STATEMENTS.

FSF-HH-001-0100

Item 2.      Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                FaithShares Trust


By (Signature and Title)*                  /s/ J. Garrett Stevens
                                           --------------------------------
                                           J. Garrett Stevens
                                           CEO


Date:  June 28, 2010



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ J. Garrett Stevens
                                           --------------------------------
                                           J. Garrett Stevens
                                           CEO


Date:  June 28, 2010


By (Signature and Title)*                  /s/ Stephen F. Panner
                                           --------------------------------
                                           Stephen F. Panner
                                           Assistant Treasurer



Date:  June 28, 2010


* Print the name and title of each signing officer under his or her signature.